Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Insurance service result [abstract]
Insurance revenue	$ 1,247	$ 1,205	$ 2,452	$ 2,309
Insurance service expense	(1,000)	(930)	(1,984)	(1,783)
Net income (expense) from reinsurance contracts held	(44)	(50)	(78)	(109)
Total	203	225	390	417
Insurance investment result
Net investment income	86	144	2,104	1,163
Insurance finance income (expense)	(20)	(167)	(1,996)	(1,301)
Reinsurance finance income (expense)	(7)	37	92	79
Total	59	14	200	(59)
Insurance service and insurance investment results	$ 262	$ 239	$ 590	$ 358